Earnings /(loss) per share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares shares in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	315,825	356,828
Warrants
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	26,000	26,000
Share options (Note 8)
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	6,198	44,089
RSU and Restricted ordinary shares (Note 8)
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	54,619	163,091
Convertible notes
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	229,008	0
Shares committed under ESPP (Note 8)
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	0	2,198
Options to swap the shares in GHL subsidiaries for GHL Class A Ordinary Shares
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	0	121,450